Leases - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Lease
2021	$ 63,964
2022	55,090
2023	49,383
2024	44,515
2025	38,697
Thereafter	171,168
Total lease payments	422,817
Less: Imputed interest	(112,327)
Present value of lease liabilities	310,490
Finance Lease
2021	12,729
2022	9,678
2023	6,983
2024	5,309
2025	4,985
Thereafter	8,150
Total lease payments	47,834
Less: Imputed interest	(6,036)
Present value of lease liabilities	41,798
Lease Liabilities Payments Due [Abstract]
2021	76,693
2022	64,768
2023	56,366
2024	49,824
2025	43,682
Thereafter	179,318
Total lease payments	470,651
Less: Imputed interest	(118,363)
Present value of lease liabilities	$ 352,288	$ 361,172